Income taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Profit (loss) before income taxes		R$ 47,344	R$ 17,961,023	R$ (9,683,784)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(16,097)	(6,106,748)	3,292,487
Permanent adjustments to income taxes calculation basis
Income taxes on equity in results of investees		11,849	1,578	6,595
Thin capitalization	[1]	(359,598)	(6,628)	(695,741)
Tax benefits (Sudene and PAT)			137,338
Reduction of tax loss		(891,669)
Effect of the refund of Braskem America´s tax benefit				(737,841)
Different jurisdictional taxes rates for companies abroad and tax basis	[2]	1,029,618	1,980,358	994,811
Effect from the retrospective tax rate on bonus depreciation of Braskem America				334,460
Taxes on dividends distribution		(454,663)	(265,454)	(131,240)
Exclusion of inflation adjustement by Selic on undue tax payments from taxable income		39,395	501,382
Other permanent adjustments		(226,570)	(241,229)	(395,053)
Effect of income taxes on results of operations		(867,735)	(3,999,403)	2,668,478
Current income taxes
Current year		(1,003,705)	(3,834,437)	(52,830)
Total current expenses		(1,003,705)	(3,834,437)	(52,830)
Deferred income taxes
Origination and reversal of temporary differences		1,192,438	(246,294)	2,677,328
Tax losses		(1,056,468)	81,328	43,980
Total Deferred income taxes		135,970	(164,966)	2,721,308
Total		R$ (867,735)	R$ (3,999,403)	R$ 2,668,478
Effective rate		1832.80%	22.30%	27.60%

[1]	Includes the amount from the adjustment of interest rates in financial operations with subsidiaries in accordance with sub-capitalization tax rules.
[2]	Besides the differences on tax basis calculation, it includes the impact from the difference between Brazilian tax rate (34%) and the tax rates in countries where the subsidiaries abroad are located, as follows: